Segment information (Details 1) - Exascale Labs Inc [Member] - USD ($)	12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025
Segment Reporting [Line Items]
Total	$ 14,822,799	$ 7,015,512
HONG KONG
Segment Reporting [Line Items]
Total	4,539,901	600,000
UNITED STATES
Segment Reporting [Line Items]
Total	3,913,744	2,085,579
CANADA
Segment Reporting [Line Items]
Total	3,679,780	1,443,306
SINGAPORE
Segment Reporting [Line Items]
Total	2,023,271	2,484,905
UNITED KINGDOM
Segment Reporting [Line Items]
Total	666,103	391,722
Others [Member]
Segment Reporting [Line Items]
Total		$ 10,000